New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr.
Vice President & Associate General Counsel

September 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

    VLI Separate Account

    File No. 811-03833

Commissioners:

The Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through the New York Life Insurance and Annuity Corporation VLI Separate Account of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel